BUSINESS ACQUISITIONS (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Oct. 13, 2022	Jun. 13, 2022	Sep. 16, 2021	Mar. 15, 2021
Net loss	$ (4,234,357)	$ (1,900,149)
Cash paid				$ 82,490	$ 44,000	$ 60,000	$ 48,000
Revenue	2,219,815	$ 1,808,543	$ 1,808,543
SEO Butler Acquisition [Member]
Net loss	(52,727)
Revenue	144,785
BCP Media Acquisition [Member]
Paid purchase price paid	4,499,000
Net loss	$ (167,253)
Warrant to purchase	20,000
Common stock price	$ 4.75
Promissory note	$ 2,399,000
Cash paid	$ 2,100,000
Description	the principal sum of $2,399,000 (the “Loan Amount”) and it matures on the one year anniversary from the date of the BCP Note (the “Maturity Date”). Interest on the outstanding principal balance of, and all other sums owing under the Loan Amount, is three percent (3%) (the “Interest Rate”), compounded annually. Upon the occurrence of an Event of Default (as defined in the BCP Note), the Interest Rate automatically increases to the rate of eight percent (8%) per annum, compounded annually. The Loan Amount is payable as follows: (i) commencing on the date that is thirty (30) days from the date of the BCP Note, and continuing monthly on such same day thereafter, the Company shall make an interest only payment to BCP Media equal to $5,997.50 per month
Revenue	$ 681,413
BWPS acquisition [Member]
Net loss	(18,622)
Promissory note	4,000,000
Cash paid	1,250,000
Asset Purchase Agreement	60,000
Revenue	$ 15,632